Short-term Bills Payable - Summary of Annual Interest Rates of Commercial Paper Payable (Detail)	Dec. 31, 2020
Bottom of Range [Member]
Short Term Bills Payable [Line Items]
Commercial paper payable	0.34%
Top of Range [Member]
Short Term Bills Payable [Line Items]
Commercial paper payable	0.36%